Commitments and Contingencies	12 Months Ended
Aug. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

23.   Commitments and Contingencies

(a)   Operating lease commitments

The group leases offices and classroom facilities under operating leases. Future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year consisted of the following as of August 31, 2019:

	RMB	US$
2020	553,424	77,355
2021	493,666	69,003
2022	423,603	59,210
2023	323,843	45,265
2024 and thereafter	280,621	39,224
Total	2,075,157	290,057

For the years ended August 31, 2017, 2018 and 2019, total rental expenses for all operating leases amounted to approximately RMB22,711, RMB338,186 and RMB535,259 (US$74,816), respectively.

(b)   Capital expenditure commitments

The Group has commitments for the construction of leasehold improvements associated with its study centers of RMB3,803 (US$532) as of August 31, 2019, which are expected to be paid within one year.

(c)   Contingencies

The Group is subject to a number of licensing requirements from different governmental authorities. Many local government authorities historically adopted different practices in granting educational permits to private schools or issuing business licenses to companies that provide after-school tutoring services and have yet to take a clear view on the interpretation and implementation of the Amended Law for Promoting Private Education that took effect on September 1, 2017.

As of August 31, 2019, some of the Group’s study centers have not received the requisite permits or registration licenses that are required by the relevant authorities in certain cities. The requiste permits for certain study centers are under renewal. In certain locations there are uncertainties with regard to whether the operating licenses the Company obtained have fully covered the business conducted by its study centers. The Group may be required to complete the rectification of such non-compliance by making timely application for the revelant permits or registration licenses for such study centers by the prescribed rectification timeframe. Specifically, the Group’s business operations in Shanghai must either be registered as for-profit entities or as not-for-profit entities. As a result, the Group needs to re-register or obtain new permits for all study centers in Shanghai by December 31, 2019.  Moreover, a few of the Group’s study centers lack fire safety permits and may be subject to administrative fines, be ordered to suspend operations of those study centers, or may have to break the Group’s existing leases.

On August 6, 2018, the General Office of the State Council promulgated the Opinion of the General Office of the State Council on Regulating the Development of After-School Tutoring Institutions, or the After-School Tutoring Institutions Opinions, which came into effect on the same date. The After-School Tutoring Institutions Opinions places further emphasis on alleviation of after-school burden on primary and middle school students and puts forward further requirements to promote the normative development of after-school tutoring instutions. Some local authorities have promulgated rules to further implement the After-School Tutoring Institutions Opinions and strengthened supervision and administration on after-school tutoring institutions.

The After-School Tutoring Institutions Opinions are relatively new and there remain uncertainties in respect of their interpretation and implementation.

On July 12, 2019, the Ministry of Education (or “MOE”) and other five authorities issued The Implementation Opinion on Regulating After-School Online Tutoring, or the Implementation Opinion on Online Tutoring which provides requirements on the online after-school tutoring institutions mainly on filling requirements and examination and inspections that shall be undertaken by the online after-school tutoring institution, such as examination and inspections on the content of their platforms, the qualifications of the teachers, the security of information and lasting-time of the courses. The Implementation Opinion on Online Tutoring also regulates the fee policies, standards and refund policies on the online after-school tutoring institutions. Furthermore, on August 10, 2019, the MOE and other seven authorities issued the Opinion on Guiding and Regulating the Healthy Development of Online Education Applications, or the Opinion on Healthy Development of Online Education Applications, in which the filling requirements and examination and inspections requirement have been further strengthened.

To comply with these and other requirements, the Group need to make necessary adjustments to our business and operations, which could be costly and time-consuming. An estimate for the reasonably possible loss or a range of reasonably possible losses associated with these contingencies cannot be made at this time.